Offerings	May 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 450,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,895
Offering Note
1	The debt securities offered by First Industrial, L.P. are accompanied by guarantees issued by First Industrial Realty Trust, Inc.
2
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants initially deferred payment of all of the registration fee for Registration Statement on Form S-3 (Registration No.
333-287056),
except with respect to unsold securities that have been previously registered.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of First Industrial L.P.
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
1	The debt securities offered by First Industrial, L.P. are accompanied by guarantees issued by First Industrial Realty Trust, Inc.
3	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.